LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT

	June 30, 2021	December 31,2020
Furniture and education equipment	$22,367	$13,703
Computer equipment and software	71,553	70,586
Leasehold improvements	71,579	70,811
	$165,499	$155,100
Less: accumulated depreciation	(122,911)	(101,124)
	$42,588	$53,976